Subsequent Events (Tables)	6 Months Ended
Sep. 30, 2023
Subsequent Events [abstract]
Schedule of Stock Issued	On November 24, 2023, the Company has additionally issued stock registered on Form S-8 to the following persons:
Name	Nos. of Common Stock
Dharmesh Pandya, Global CEO and Lytus Trust (creating a bank of shares for potential partners, key employees, etc.)	40,000,000